Business Acquisitions - Schedule of Purchase Price of Each Transaction (Parenthetical) (Detail) - USD ($) $ in Thousands						12 Months Ended
	Oct. 15, 2015	Jun. 15, 2015	Dec. 15, 2014	Jun. 30, 2014	Aug. 01, 2013	Dec. 31, 2015	Aug. 31, 2013
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT	$ 10,472
Purchase price adjustments	2,391
Purchase price	12,863
Vessels and equipment	$ 115,000
Dan Sabia [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT			$ 38,531
Purchase price adjustments		$ 2,700	2,655
Purchase price		41,186	41,186
Vessels and equipment		$ 103,389
Dan Cisne [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT			8,836
Purchase price adjustments			(2,606)
Seller's credit			12,000
Purchase price			18,230
Vessels and equipment			$ 103,400
Hilda Knutsen and Torill Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT				$ 113,306
Purchase price adjustments				987
Purchase price				114,293
Vessels and equipment				335,000
Carmen Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT					$ 45,423
Seller's credit					10,349
Purchase price					55,772
Vessels and equipment					$ 145,000		$ 145,000
Hilda Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment				166,000
Torill Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment				$ 169,000
Dry Docking [Member] | Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment						$ 1,263
Dry Docking [Member] | Carmen Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment						1,769
Dry Docking [Member] | Hilda Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment						2,042
Dry Docking [Member] | Torill Knutsen [Member]
Business Acquisition [Line Items]
Vessels and equipment						2,166
Vessel Acquired [Member] | Dry Docking [Member] | Dan Sabia [Member]
Business Acquisition [Line Items]
Purchase price adjustments						389
Vessel Acquired [Member] | Dry Docking [Member] | Dan Cisne [Member]
Business Acquisition [Line Items]
Purchase price adjustments						$ 400